Feb. 01, 2016

ARTISAN PARTNERS FUNDS, INC.

ARTISAN GLOBAL VALUE FUND

(the “Fund”)

SUPPLEMENT DATED MAY 2, 2016

TO THE FUND’S PROSPECTUS

CURRENT AS OF THE DATE HEREOF

Effective immediately, the following paragraph replaces the last paragraph under the heading “Principal Investment Strategies” on page 21 of the Fund’s prospectus in its entirety:

The Fund generally invests in U.S. and non-U.S. companies with market capitalizations of at least $2 billion at the time of initial purchase, although the Fund may invest in a company with a lower market capitalization from time to time.